Employee Benefits (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Salaries	$ 287,970,443	$ 284,190,315	$ 242,900,374
Employees’ short-term benefits	42,915,416	48,942,390	36,662,817
Total expenses for short-term employee benefits	330,885,859	333,132,705	279,563,191
Employments termination benefits	21,125,277	23,341,258	19,122,456
Others staff expense	59,213,428	65,620,357	46,858,251
Total (1)	$ 411,224,564	$ 422,094,320	$ 345,543,898